Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 16,294	$ 15,783	$ 13,279	$ 15,546	$ 14,251	$ 12,684	$ 10,103	$ 12,464	$ 9,820	$ 10,041	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 15,881	15,422	13,014	15,269	14,031	12,517	10,002	12,365	9,768	10,014	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 16,598	$ 15,987	$ 13,521	$ 15,805	$ 14,205	$ 13,176	$ 10,798	$ 12,526	$ 10,018	$ 9,919	$ 10,000